Cover	Sep. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	001-39096
Entity Registrant Name	AKERNA CORP.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1550 Larimer Street
Entity Address, Address Line Two	#246
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(888)
Local Phone Number	932-6537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KERN
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	KERNW
Security Exchange Name	NASDAQ